SCOPE OF CONSOLIDATION	12 Months Ended
Dec. 31, 2021
Scope of Consolidation [Abstract]
SCOPE OF CONSOLIDATION	SCOPE OF CONSOLIDATION
    Ferrari N.V. is the parent company of the Group and it holds, directly and indirectly, interests in the Group’s main operating companies. The Group’s scope of consolidation at December 31, 2021 and 2020 was as follows:

			At December 31, 2021		At December 31, 2020
Name	Country	Nature of business	Shares held by the Group	Shares held by NCI	Shares held by the Group	Shares held by NCI
Directly held interests
Ferrari S.p.A.	Italy	Manufacturing	100%	—%	100%	—%

Indirectly held through Ferrari S.p.A.
Ferrari North America Inc.	USA	Importer and distributor	100%	—%	100%	—%
Ferrari Japan KK	Japan	Importer and distributor	100%	—%	100%	—%
Ferrari Australasia Pty Limited	Australia	Importer and distributor	100%	—%	100%	—%
Ferrari International Cars Trading (Shanghai) Co. L.t.d.	China	Importer and distributor	80%	20%	80%	20%
Ferrari (HK) Limited	Hong Kong	Importer and distributor	100%	—%	100%	—%
Ferrari Far East Pte Limited	Singapore	Service company	100%	—%	100%	—%
Ferrari Management Consulting (Shanghai) Co. L.t.d.	China	Service company	100%	—%	100%	—%
Ferrari South West Europe S.a.r.l.	France	Service company	100%	—%	100%	—%
Ferrari Central Europe GmbH	Germany	Service company	100%	—%	100%	—%
G.S.A. S.A. in liquidation	Switzerland	Service company	100%	—%	100%	—%
Mugello Circuit S.p.A.	Italy	Racetrack management	100%	—%	100%	—%
Ferrari Financial Services, Inc.	USA	Financial services	100%	—%	100%	—%

Indirectly held through other Group entities
Ferrari Auto Securitization Transaction LLC (1)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Lease, LLC (1)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Select, LLC (1)	USA	Financial services	100%	—%	100%	—%
Ferrari Financial Services Titling Trust (1)	USA	Financial services	100%	—%	100%	—%
410 Park Display, Inc. (2)	USA	Retail	100%	—%	100%	—%
_____________________________
(1)    Shareholding held by Ferrari Financial Services Inc.
(2)    Shareholding held by Ferrari North America Inc.

Non-controlling interests
    The non-controlling interests at December 31, 2021 and 2020 and the net profit attributable to non-controlling interests for the years ended December 31, 2021, 2020 and 2019 relate to Ferrari International Cars Trading (Shanghai) Co. L.t.d. (“FICTS”), in which the Group holds an 80 percent interest.

	At December 31,
	2021	2020
	(€ thousand)
Equity attributable to non-controlling interests	5,518	4,018

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Net profit attributable to non-controlling interests	2,369	1,063	2,890
    The non-controlling interests in FICTS are not considered to be significant to the Group for the periods presented in these Consolidated Financial Statements.
Restrictions
    The Group may be subject to restrictions which limit its ability to use cash in relation to its interest in FICTS. In particular, cash held in China is subject to certain repatriation restrictions and may only be repatriated as a repayment of payables or debt, or through a payment of dividends or capital distributions. The Group does not believe that such transfer restrictions have any adverse impacts on its ability to meet liquidity requirements. Cash held in China at December 31, 2021 amounted to €89,611 thousand (€55,566 thousand at December 31, 2020).
    Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is principally applied to repay principal and interest of the related funding. Such cash amounted to €47,742 thousand at December 31, 2021 (€36,935 thousand at December 31, 2020).